CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (37,066)	$ (31,506)	$ (20,163)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,633	3,084	3,773
Depreciation	1,593	1,484	1,106
Increase (decrease) in Severance pay, net	(33)	101	120
Gain from sale of marketable securities		(383)	(436)
Loss from property and equipment disposals			37
Amortization of the Research and Development Component within research and development funding arrangement			(421)
Decrease (increase) in interest receivables from short-term bank deposits	247	303	(399)
Decrease (increase) in trade receivable		7,800	(7,800)
Decrease (increase) in other accounts receivable and prepaid expenses	422	206	(777)
Decrease (increase) in long-term prepaid expenses	(18)	9	7
Increase (decrease) in trade payables and other accounts payable and accrued expenses	1,564	(605)	823
Decrease in deferred revenues		(312)	(1,477)
Net cash used in operating activities	(30,658)	(19,819)	(25,607)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	71,560	69,000	47,000
Investment in short-term and long-term bank deposits	(24,900)	(50,561)	(34,000)
Purchase of property and equipment	(385)	(2,599)	(3,120)
Proceeds from sale of marketable securities		369	423
Net cash provided by investing activities	46,275	16,209	10,303
Cash flows from financing activities:
Proceeds from exercise of options	201	2,458	972
Net cash provided by financing activities	201	2,458	972
Increase (decrease) in cash, cash equivalents and restricted cash	15,818	(1,152)	(14,332)
Cash, cash equivalents and restricted cash at the beginning of the year	10,702	11,854	26,186
Cash and cash equivalents and restricted cash at the end of the year	26,520	10,702	11,854
Supplemental disclosure of non-cash investing and financing activities:
Change in receivables from foreign currency derivative contracts	(10)	7	(141)
Changes in other accounts payable from foreign currency derivative contracts		19	(19)
Purchase of property and equipment	33	143	1,321
Cash paid (received) during the year for:
Income taxes		20
Interest payments received from bank short-term deposits and cash equivalents	$ 640	$ (1,032)	$ (415)